Short-term bank borrowings	12 Months Ended
Dec. 31, 2021
Short-term bank borrowings
Short-term bank borrowings

8. Short-term bank borrowings

In January 2020, the Group set up a six-month loan amounting to RMB161,000,000 and repaid with interest amounting to RMB3,215,081 in July 2020.

As of December 31, 2020, out of the secured one-year borrowings, RMB350,545,000 were secured by restricted cash of US$55,950,000. The weighted average interest rate of all short-term borrowings is 4.04% per annum as of December 31, 2020. The loan had been fully repaid during the year of 2021.

In March 2021, the Group set up a six-month loan amounting to RMB100,000,000 and repaid with interest amounting to RMB1,715,417 in August 2021.

As of December 31, 2021, out of the secured one-year borrowings, RMB166,500,000 were secured by restricted cash of US$29,050,000. The weighted average interest rate of all short-term borrowings is 3.17% per annum as of December 31, 2021.